SIGNIFICANT ACCOUNTING POLICIES - Summary of Cumulative Effect of Changes Made to Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Liabilities
Deferred revenue and customer advances (current and non-current)						¥ 812,821
Shareholders' equity Accumulated deficit		$ 51,627	¥ 323,832		$ 48,496	¥ 315,531	[1]	¥ 134,264
Accounting Standards Update 2014-09 [Member]
Liabilities
Deferred revenue and customer advances (current and non-current)				¥ 856,943
Shareholders' equity Accumulated deficit	[1]			359,653
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Liabilities
Deferred revenue and customer advances (current and non-current)				44,122
Shareholders' equity Accumulated deficit	[1]			¥ 44,122

[1]	The adoption resulted in additional deferred tax assets for deferred revenue and customer advances. However, due to the valuation allowance position, there is no net tax effect on accumulated deficit as the valuation allowance will also be increased commensurate to the increase in the deferred tax asset.